Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Qihoo 360 Technology Co. Ltd. (the "Company" or "Qihoo 360", formerly known as Qihoo Technology Company Limited), incorporated in the Cayman Islands in June 2005, with its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (collectively referred to the "Group") is primarily involved in the operations of internet services in the People's Republic of China (the "PRC"). Prior to April 2012, the Group also involved in sales of third party anti-virus software in the PRC and such operation was diminished after the expiry of the agreement with the third-party developer in April 2012.

As of December 31, 2013, the Company has wholly-owned and majority-owned subsidiaries incorporated in countries and jurisdictions including PRC, Hong Kong, U.S.A, Singapore and Japan. The Company's major subsidiaries are as follows:

•	Qiji International Development Limited ("Qiji International")
•	Qifei International Development Co. Limited ("Qifei International")
•	360 International Development Co. Limited ("360 International")
•	Qizhi Software (Beijing) Co., Ltd. ("Qizhi Software")
•	Tianjin Qisi Technology Co., Ltd. ("Tianjin Qisi")

As of December 31, 2013, the Company also effectively controls VIEs under contractual arrangements. The major VIEs are as follows:

•	Beijing Qihu Technology Co., Ltd. ("Beijing Qihu")
•	Beijing Star World Technology Co., Ltd. ("Beijing Star World")

History of the Group and corporate reorganization

Qizhi Software, a wholly foreign owned subsidiary in PRC, entered into a series of contractual arrangements with Beijing Qihu, Beijing Star World and other VIEs (collectively the "VIEs") from 2006 to 2013. (See below for a description of the VIE arrangements under which the Company, or its subsidiaries, is the primary beneficiary of its consolidated VIEs and their subsidiaries).

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The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company conducts substantially the majority of its business through the VIEs and their subsidiaries. To provide the Company the expected residual returns of the VIEs and their subsidiaries, Qizhi Software has entered into the following contractual arrangements with the VIEs and their shareholders that enable the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company's consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company's rights under the terms of the equity disposition agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the equity disposition agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreement, for which the consent from the shareholders of the VIEs is not required. The Company's rights under the equity disposition agreements give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs' economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIEs' economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

The series of contractual arrangements are summarized as follows:

Business Operation Agreements

Under the Business Operation Agreements, the registered shareholders of VIEs and the VIEs may not enter into any transaction that could materially affect the assets, liabilities, interests or operations of the VIEs, without Qizhi Software's prior written consent. In addition, directors, general managers, financial controllers or other senior managers of VIEs must be Qizhi Software's nominees appointed by the registered shareholders of the VIEs. Each business operation agreement has a term of ten years and is renewable at Qizhi Software's sole discretion.

Technology Consulting and Services Agreements

Under the Technology Consulting and Services Agreements, Qizhi Software agreed to provide the VIEs with technology support and consulting services. VIEs agreed to pay certain percentage of its revenue as service fees to Qizhi Software. The service fees are subject to adjustment by Qizhi Software. The agreements have a term of three to ten years unless terminated upon both parties' agreement. The agreement may be renewed upon Qizhi Software's approval and the renewed term will be based on agreement of both parties.

Equity Disposition Agreements

The agreements granted Qizhi Software or its designated person exclusive options to purchase, when and to the extent permitted under PRC law, any part or all of the equity interests in the VIEs. The exercise price for the options to purchase all of the equity interests is the minimum amount of consideration permissible under the then applicable PRC law. The agreements have an initial term of ten years and are renewable at Qizhi Software's sole discretion. Under the equity disposition agreements, the registered shareholders of the VIEs may sell the pledged shares to the Company at a nominal price to pay off the loans. The Company absorbs losses of the VIEs, and is exposed to the risk of losses from the operation of the VIEs.

Loan Agreements

Under Loan Agreements between the Company and the registered shareholders of VIEs, the Company extended loans to the registered shareholders of VIEs for contributing registered capital to the VIEs in order to hold 100% of the equity interest in the VIEs. Each loan agreement has a term of ten years and is renewable upon both parties' agreement.

Equity Pledge Agreements

Under Qizhi Software's Equity Pledge Agreements with the VIEs and their respective registered shareholders, the registered shareholders of the VIEs pledged all of their respective equity interests in favor of Qizhi Software to secure VIEs' obligations under the Equity Disposition Agreements and Business Operation Agreements described above. If any of the VIEs breaches any of their respective contractual obligations under these agreements seriously, Qizhi Software, as pledgee, will be entitled to dispose the pledged equity interests. The registered shareholders of VIEs agreed not to dispose of, or otherwise create any new encumbrance on their respective equity interests in the VIEs, and not to approve the VIEs to merge with other entities or reorganize in any other forms, without Qizhi Software's prior written consent. Unless terminated at Qizhi Software's sole discretion, each equity pledge agreement has a term of ten years and is renewable at Qizhi Software's sole discretion, similar to the term of Equity Disposition Agreements and Business Operation Agreements.

Power of Attorney

Each registered shareholder of VIEs, has executed a power of attorney appointing Qizhi Software to be his or her attorneys, and irrevocably authorizing Qizhi Software to vote on his or her behalf on all of the matters concerning the VIEs, that may require shareholders' approval. The term of power of attorney is ten years. The Power of Attorney can be renewed at Qizhi Software's sole discretion.

Spousal Consent

Under the Spousal Consent letters, the spouse of each married registered shareholder of VIEs has signed a spousal consent letter, whereby the spouse agrees that (i) the equity interests of the VIEs owned by such shareholder will be disposed of only in accordance with the applicable Equity Disposition Agreement, Equity Pledge Agreement, Loan Agreement and other related agreements executed by the shareholder, (ii) such equity interests do not constitute communal property with such shareholder and (iii) the spouse irrevocably and unconditionally waives all rights and benefits with respect to such equity interests, including the right to sue in any court and under all applicable laws.

As a result of the contractual arrangements described above, Qizhi Software has the power to direct the activities of the VIEs that most significantly affect the entity's economic performance, bears the economic risks and receives the economic benefits of the VIEs, and is the primary beneficiary of the VIEs. Therefore, the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of acquisition and incorporation.

Risks in relation to the VIE structure

The Company believes that Qizhi Software's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the Group's business and operating licenses
•	require the Group to discontinue or restrict the Group's operations
•	restrict the Group's right to collect revenues,
•	block the Group's websites,
•	require the Group to restructure the Group's operations,
•	impose additional conditions or requirements with which the Group may not be able to comply
•	impose restrictions on the Group's business operations or on the Group's customers or take other regulatory or enforcement actions against the Group that could be harmful to the Group's business.

The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs.

The shareholders of the VIEs are directors or officers of the Company. Most of them are also shareholders of the Company. Therefore they have no current interest in seeking to act contrary to the contractual arrangements. The interests of the VIEs' shareholders may differ from the interests of the Company as a whole. The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as the beneficial owners and directors or officers of the VIEs, on the one hand, and as beneficial owners and directors or officers of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the equity disposition agreements provide the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the VIEs' shareholders, as directors and officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs' shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

To further protect the investors' interest from any risk that the shareholders of the VIEs may act contrary to the contractual arrangements, the Company, through Qizhi Software, entered into irrevocable powers of attorney with the registered shareholders of the VIEs. Through these powers of attorney, the shareholders of the VIEs entrusted Qizhi Software as its proxy to exercise its rights as the shareholders of the VIEs with respect to an aggregate of 100% of the equity interests in the VIEs. The term of power of attorney is ten years. The power of attorney can be renewed at Qizhi Software's sole discretion.

The following consolidated financial statement balances and amounts of the Group's VIEs and their subsidiaries were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries in the Group:

	December 31,
	2012	2013

Cash and cash equivalents	$58,108	$116,575
Restricted cash	1,605	2,068
Account receivable and other current assets	34,976	61,177

Total current assets	94,689	179,820

Property and equipment, net	57,275	91,861
Acquired intangible assets, net	5,113	9,681
Other noncurrent assets	26,814	37,778

Total noncurrent assets	89,202	139,320

Total assets	183,891	319,140

Deferred revenue, current	17,520	30,717
Account payable and other current liabilities	51,455	106,894

Total current liabilities	68,975	137,611
Total noncurrent liabilities	3,613	2,235

Total liabilities	$72,588	$139,846

	Year ended December 31,
	2011	2012	2013

Revenues	$160,613	$303,200	$527,646
Net income	$78,494	$150,408	$263,514

	Year ended December 31,
	2011	2012	2013

Net cash provided by operating activities	$56,621	$75,983	$129,175
Net cash used in investing activities	(32,367)	(50,951)	(72,678)
Net cash provided by financing activities	1,545	36	1,970

	$25,799	$25,068	$58,467

As of December 31, 2011, 2012 and 2013, the balance of the amount payable by the VIEs and their subsidiaries to WOFEs related to the service fees was nil, US$2.3 million and US$0.1 million, respectively and was eliminated upon consolidation.

The Group conducted substantially all of its Internet business through VIEs and the VIEs contributed an aggregate of 95.7%, 92.1% and 78.6% of the consolidated revenues for the years ended December 31, 2011, 2012 and 2013, respectively. The Group's operations not conducted through contractual arrangements with the VIEs primarily consist of its advertisement agency service and technology support service. As of December 31, 2012 and 2013, the VIEs accounted for an aggregate of 26.7% and 20.3%, respectively, of the consolidated total assets, and 34.4% and 17.2%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalent, account receivables, property and equipment, and land use rights. The recognized and unrecognized revenue-producing assets that are held by the VIEs are primarily the following:

•	Property and equipment
•	Acquired intangible assets, such as domain names, licenses, trademarks, source code and non-compete agreements
•	Other noncurrent assets, which mainly include long term royalty fees and license fees, long term rental deposits
•	Self-developed intangible assets such as patents which are un-recognized at consolidated balance sheets

As of December 31, 2013, approximately 33% of the Group's employees that provide the Group's services are hired by the VIEs and their subsidiaries. The nominee shareholders of the VIEs and their subsidiaries have in the past received loans from the Company or WFOEs for capital contribution. There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 28 for disclosure of restricted net assets.